Note 15 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Note 15 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Valuation Allowance as Percentage of Deferred Tax Asset	100.00%		100.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 69,400,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	67,200,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	3,100,000	3,100,000
Change-In-Control Ownership Threshold	50.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	117,000	121,000
Domestic Tax Authority [Member]
Note 15 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	332,000
State and Local Jurisdiction [Member]
Note 15 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 231,000